SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Risk (Details) - Revenue from Contract with Customer Benchmark - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
One Largest Customer
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	11.00%
Three Largest Customers
Concentration Risk [Line Items]
Concentration risk, percentage			42.00%